Jan. 31, 2017
Prospectus Supplement	January 30, 2017

Putnam Global Equity Fund
Prospectuses dated February 29, 2016

The Annual total returns for class A shares before sales charges table (the bar chart) in the sub-section Performance in the section Investments, risks, and performance is supplemented to reflect that the 2015 annual total return for class A shares before sales charges is -1.90%.

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